UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21682

Sterling Capital Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Equity Income VIF (formerly known as Select Equity VIF)

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.5%)

	Consumer Discretionary (16.8%)
6,130	McDonald’s Corp.	$589,767
8,955	Omnicom Group, Inc.	568,105
24,220	Pearson PLC, ADR	492,635
8,860	Target Corp.	566,863
5,809	Time Warner Cable, Inc.	648,284

		2,865,654

	Consumer Staples (14.3%)
9,800	Coca-Cola Co. (The)	371,224
10,595	General Mills, Inc.	507,712
7,570	PepsiCo, Inc.	601,815
4,635	Philip Morris International, Inc.	401,345
14,385	Unilever PLC, ADR	554,973

		2,437,069

	Energy (19.3%)
5,155	Chevron Corp.	626,334
11,440	Ensco PLC, Class A	614,900
18,090	Kinder Morgan, Inc.	643,461
7,560	Occidental Petroleum Corp.	707,162
20,105	Spectra Energy Corp.	688,194

		3,280,051

	Financials (8.9%)
1,270	BlackRock, Inc.	343,687
13,220	MetLife, Inc.	620,679
6,445	Travelers Cos., Inc. (The)	546,343

		1,510,709

	Health Care (17.6%)
9,635	Abbott Laboratories	319,786
6,630	AbbVie, Inc.	296,560
8,980	Baxter International, Inc.	589,896
8,500	Novartis AG, ADR	652,035
18,260	Pfizer, Inc.	524,245
7,405	WellPoint, Inc.	619,132

		3,001,654

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials (3.4%)
6,275	United Parcel Service, Inc., Class B	$573,347

	Information Technology (13.9%)
26,085	Intel Corp.	597,868
18,000	Maxim Integrated Products, Inc.	536,400
15,895	Microsoft Corp.	529,463
10,445	QUALCOMM, Inc.	703,575

		2,367,306

	Materials (2.0%)
10,680	Potash Corp. of Saskatchewan, Inc.	334,070

	Telecommunication Services (3.3%)
13,062	Rogers Communications, Inc., Class B	561,797

	Total Common Stocks (Cost $16,142,513)	16,931,657

MONEY MARKET FUND (0.5%)

80,618	Federated Treasury Obligations Fund, Institutional Shares	80,618

	Total Money Market Fund (Cost $80,618)	80,618

Total Investments — 100.0% (Cost $16,223,131)		17,012,275
Net Other Assets (Liabilities) — 0.0%		5,599

NET ASSETS — 100.0%		$17,017,874

ADR — American Depositary Receipt

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities VIF

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.6%)

	Consumer Discretionary (15.2%)
42,000	Comcast Corp., Class A	$1,896,300
24,000	DIRECTV(a)	1,434,000
63,000	Ford Motor Co.	1,062,810

		4,393,110

	Consumer Staples (2.8%)
26,000	Mondelez International, Inc., Class A	816,920

	Energy (12.6%)
15,000	Apache Corp.	1,277,100
10,000	EOG Resources, Inc.	1,692,800
10,000	Halliburton Co.	481,500
5,000	Williams Cos., Inc. (The)	181,800

		3,633,200

	Financials (5.5%)
12,300	Capital One Financial Corp.	845,502
15,500	Och-Ziff Capital Management Group, LLC, Class A	170,345
17,100	Ryman Hospitality Properties, Inc., REIT	590,121

		1,605,968

	Health Care (19.8%)
24,000	Agilent Technologies, Inc.	1,230,000
17,300	HCA Holdings, Inc.	739,575
35,100	Myriad Genetics, Inc.(a)	824,850
34,000	Teva Pharmaceutical Industries, Ltd., ADR	1,284,520
23,000	UnitedHealth Group, Inc.	1,647,030

		5,725,975

	Industrials (9.2%)
20,000	ADT Corp. (The)	813,200
5,335	FedEx Corp.	608,777
24,000	Nielsen Holdings NV	874,800
6,000	Ryder System, Inc.	358,200

		2,654,977

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology (29.6%)
20,000	Akamai Technologies, Inc.(a)	$1,034,000
2,800	Apple, Inc.	1,334,900
24,000	Broadcom Corp., Class A	624,240
20,000	Check Point Software Technologies, Ltd.(a)	1,131,200
65,000	Cisco Systems, Inc.	1,522,300
30,000	eBay, Inc.(a)	1,673,700
19,000	Intuit, Inc.	1,259,890

		8,580,230

	Materials (1.9%)
53,000	Yamana Gold, Inc.	551,200

	Total Common Stocks (Cost $20,106,593)	27,961,580

MONEY MARKET FUND (3.6%)

1,049,688	Federated Treasury Obligations Fund, Institutional Shares	1,049,688

	Total Money Market Fund (Cost $1,049,688)	1,049,688

Total Investments — 100.2% (Cost $21,156,281)		29,011,268
Net Other Assets (Liabilities) — (0.2)%		(68,745)

NET ASSETS — 100.0%		$28,942,523

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (5.6%)

$ 84,974	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.519%, 11/25/35(a)	$77,781
246,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	245,335
150,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.932%, 8/15/18(a)(b)	153,142
90,416	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.379%, 1/25/36(a)	81,334
77,653	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.679%, 3/25/35(a)	77,194
174,693	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.499%, 10/25/35(a)	161,659

	Total Asset Backed Securities (Cost $808,081)	796,445

COLLATERALIZED MORTGAGE OBLIGATIONS (9.6%)

64,410	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.091%, 4/25/35(a)	64,033
48,229	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	50,015
97,304	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	97,004
53,090	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	54,155
33,239	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	33,266
39,238	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33	40,496
37,276	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33	38,471
65,366	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	69,746
159,179	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	168,618
56,757	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	57,721
66,529	PHHMC Trust, Series 2007-6, Class A1, 5.648%, 12/18/37(a)	68,719
19,590	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	19,814
65,754	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	67,559
43,650	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.645%, 12/25/34(a)	43,006
80,803	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	81,790
109,287	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.540%, 6/25/34(a)	111,546
49,395	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	50,586
20,135	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	20,593

Principal Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 94,114	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.624%, 1/25/35(a)	$94,270
97,283	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.630%, 10/25/35(a)	98,045
24,346	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	25,359

	Total Collateralized Mortgage Obligations (Cost $1,312,814)	1,354,812

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.0%)

150,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	164,643
153,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	167,716
6,628	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	6,706
73,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.463%, 11/10/42(a)	77,231
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	41,597
50,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	53,227
95,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.393%, 7/15/44(a)	102,129
150,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	165,817
95,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	104,191
100,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	105,279
155,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.947%, 6/10/46(a)	169,624
117,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	123,983
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	143,949
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	104,006
158,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	167,246
147,644	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	161,897
150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	166,102
80,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.646%, 3/12/44(a)	86,523
61,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class E, 5.341%, 11/15/35(a)	61,099

Continued 3

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$119,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	$126,388
43,384	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	43,531
63,788	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	68,808

	Total Commercial Mortgage-Backed Securities (Cost $2,410,151)	2,411,692

CORPORATE BONDS (41.8%)

	Consumer Discretionary (3.7%)
26,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(c)	36,653
37,000	Delphi Corp., 5.875%, 5/15/19	39,266
32,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(b)	32,227
45,000	Ford Motor Co., 7.450%, 7/16/31	54,918
65,000	George Washington University (The), 3.485%, 9/15/22	64,200
34,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	31,826
27,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	30,495
21,000	News America, Inc., 5.400%, 10/1/43(b)(d)	21,025
19,000	Nordstrom, Inc., 6.250%, 1/15/18	22,112
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	30,485
48,000	Service Corp. International, 7.000%, 5/15/19	51,120
40,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	44,200
29,000	Viacom, Inc., 5.850%, 9/1/43	29,523
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	35,646

		523,696

	Consumer Staples (0.7%)
25,000	Altria Group, Inc., 9.950%, 11/10/38	37,320
26,000	CVS Caremark Corp., 6.125%, 9/15/39	29,720
25,000	Lorillard Tobacco Co., 6.875%, 5/1/20(c)	28,750

		95,790

	Energy (5.5%)
31,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(b)	29,140
70,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	64,317
28,000	BP Capital Markets PLC, 1.375%, 11/6/17	27,576
30,000	Buckeye Partners LP, 4.150%, 7/1/23	29,275
34,000	Cameron International Corp., 6.375%, 7/15/18	40,005
42,000	Chesapeake Energy Corp., 3.250%, 3/15/16	42,157
34,000	Denbury Resources, Inc., 8.250%, 2/15/20	37,315
37,000	Energy Transfer Partners LP, 9.000%, 4/15/19(c)	46,731
40,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	43,109
32,000	Hess Corp., 5.600%, 2/15/41	32,898
55,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	49,739
32,000	NuStar Logistics LP, 8.150%, 4/15/18(c)	35,760
27,000	Petrobras Global Finance BV, 2.000%, 5/20/16	26,826
33,000	Petrobras International Finance Co., 3.500%, 2/6/17(c)	33,510

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$ 30,000	Petrohawk Energy Corp., 6.250%, 6/1/19	$32,887
27,000	Phillips 66, 5.875%, 5/1/42	28,361
30,000	Plains Exploration & Production Co., 6.500%, 11/15/20	32,188
26,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	27,300
41,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)(c)	41,064
43,000	Shell International Finance BV, 4.550%, 8/12/43	42,363
30,000	Western Gas Partners LP, 4.000%, 7/1/22	29,115

		771,636

	Financials (24.4%)
31,000	Aflac, Inc., 8.500%, 5/15/19	40,068
33,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	33,165
94,000	American International Group, Inc., 3.800%, 3/22/17	99,970
39,000	Associates Corp. of North America, 6.950%, 11/1/18	46,327
35,000	Bank of America Corp., MTN, 5.875%, 2/7/42	38,860
31,000	Bank of America Corp., Series K, 8.000%, 12/29/49(a)	33,713
40,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	40,357
79,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	87,678
33,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	38,847
40,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	37,463
32,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	31,282
51,000	CBRE Services, Inc., 6.625%, 10/15/20	54,443
41,000	CIT Group, Inc., 4.750%, 2/15/15(b)	42,435
26,000	Citigroup, Inc., 5.875%, 1/30/42(c)	28,908
40,000	CNA Financial Corp., 7.350%, 11/15/19(c)	48,683
39,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	39,048
46,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20(b)	43,585
45,000	CubeSmart LP, REIT, 4.800%, 7/15/22	46,797
30,000	Duke Realty LP, REIT, 7.375%, 2/15/15	32,381
7,000	Federal Realty Investment Trust, 2.750%, 6/1/23	6,269
40,000	Fifth Third Bancorp, 3.625%, 1/25/16(c)	42,200
20,000	First American Financial Corp., 4.300%, 2/1/23	19,358
123,000	General Electric Capital Corp., 5.300%, 2/11/21(c)	133,772
24,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(c)	29,413
47,000	General Motors Financial Co., Inc., 2.750%, 5/15/16(b)	46,883
41,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	45,933
43,000	HCP, Inc., REIT, 6.000%, 1/30/17	48,358
61,000	Health Care REIT, Inc., 4.125%, 4/1/19(c)	64,248
40,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	37,202
47,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23(b)	44,051

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 30,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	$27,769
100,000	HSBC Finance Corp., 0.690%, 6/1/16(a)	99,638
77,000	HSBC Finance Corp., 6.676%, 1/15/21	87,931
55,000	ING Bank NV, 4.000%, 3/15/16(b)	58,077
49,000	ING US, Inc., 2.900%, 2/15/18	49,200
21,000	ING US, Inc., 5.700%, 7/15/43(b)	20,844
28,000	Invesco Finance PLC, 3.125%, 11/30/22	25,999
35,000	Jefferies Group, LLC, 8.500%, 7/15/19	42,379
42,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	41,142
16,000	JPMorgan Chase & Co., 5.600%, 7/15/41	17,250
31,000	JPMorgan Chase & Co., Series Q, 5.150%, 12/29/49(a)	27,125
25,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	27,564
40,000	Lexington Realty Trust, REIT, 4.250%, 6/15/23(b)	38,707
30,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	32,718
29,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	31,619
34,000	Markel Corp., 7.125%, 9/30/19	40,631
28,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	40,543
84,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18(c)	98,994
128,000	Morgan Stanley, 5.375%, 10/15/15	137,643
103,000	Morgan Stanley, GMTN, 6.625%, 4/1/18(c)	119,579
165,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	175,972
53,000	National City Corp., 6.875%, 5/15/19	63,240
33,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	30,525
25,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	34,453
28,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22	27,711
36,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	33,199
40,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	48,400
27,000	Prudential Financial, Inc., MTN, Series D, 7.375%, 6/15/19	33,433
32,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	35,363
37,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	37,118
30,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	30,747
28,000	Royal Bank of Scotland PLC (The), 5.625%, 8/24/20	30,916
45,000	Simon Property Group LP, REIT, 10.350%, 4/1/19(c)	61,206
30,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	32,801
38,000	SunTrust Banks, Inc., 3.500%, 1/20/17	40,184
71,000	Toronto-Dominion Bank (The), MTN, 0.716%, 9/9/16(a)	71,125
26,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	31,931
25,000	Validus Holdings, Ltd., 8.875%, 1/26/40	31,232
49,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	48,013
70,000	Wachovia Corp., 5.625%, 10/15/16	78,434
37,000	Wachovia Corp., 5.500%, 8/1/35	38,084

		3,461,136

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care (2.1%)
$36,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	$38,250
42,000	DENTSPLY International, Inc., 2.750%, 8/15/16(c)	43,259
44,000	Edwards Lifesciences Corp., 2.875%, 10/15/18(d)	43,827
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	31,080
24,000	HCA, Inc., 8.500%, 4/15/19	25,800
28,000	Mylan, Inc., 7.875%, 7/15/20(b)	31,950
44,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	45,540
42,000	Ventas Realty LP, 5.700%, 9/30/43	42,469

		302,175

	Industrials (2.1%)
29,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	28,263
36,000	CNH Capital, LLC, 3.875%, 11/1/15	37,080
11,000	Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19(b)	10,965
29,500	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	28,394
44,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	45,289
39,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	38,108
36,000	Textron, Inc., 4.625%, 9/21/16	38,845
29,000	United Rentals North America, Inc., 10.250%, 11/15/19	32,770
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21(c)	38,679

		298,393

	Materials (1.2%)
80,000	BHP Billiton Finance USA, Ltd., 0.498%, 9/30/16(a)(d)	80,048
20,000	Glencore Funding, LLC, 2.500%, 1/15/19(b)	18,747
29,000	Rock Tenn Co., 4.900%, 3/1/22	29,974
34,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	34,170

		162,939

	Telecommunication Services (0.9%)
21,000	British Telecommunications PLC, 9.625%, 12/15/30	31,097
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(c)	27,643
64,000	Verizon Communications, Inc., 6.550%, 9/15/43	72,252

		130,992

	Utilities (1.2%)
33,000	CMS Energy Corp., 8.750%, 6/15/19	42,392
33,000	Progress Energy, Inc., 3.150%, 4/1/22	31,554
15,000	PSEG Power, LLC, 5.500%, 12/1/15	16,370
22,000	PSEG Power, LLC, 2.750%, 9/15/16	22,872
54,000	Puget Energy, Inc., 5.625%, 7/15/22	57,293

		170,481

	Total Corporate Bonds (Cost $5,909,297)	5,917,238

Continued 5

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (10.1%)

	Fannie Mae (7.1%)
$ 6,233	4.500%, 10/1/18, Pool #752030	$6,622
9,934	5.000%, 10/1/25, Pool #255894	10,795
190,000	3.000%, 10/15/28(d)	196,709
141,418	4.000%, 6/1/32, Pool #MA1089	151,455
3,230	7.000%, 6/1/35, Pool #255820	3,687
14,268	5.000%, 11/1/35, Pool #842402	15,453
15,941	6.000%, 12/1/36, Pool #902054	17,396
125,988	5.500%, 8/1/37, Pool #995082	137,218
50,099	5.000%, 6/1/40, Pool #AD4927	54,623
48,773	5.000%, 6/1/40, Pool #AD7860	53,115
99,501	4.500%, 5/1/41, Pool #AI1023	106,385
86,993	4.000%, 1/1/42, Pool #AK0685	91,971
164,000	3.500%, 10/15/43(d)	166,947

		1,012,376

	Freddie Mac (2.6%)
9,319	6.000%, 10/1/19, Pool #G11679	9,937
5,405	5.500%, 10/1/21, Pool #G12425	5,844
1,282	6.000%, 7/1/35, Pool #A36304	1,395
29,655	6.500%, 12/1/37, Pool #A69955	32,819
73,886	4.500%, 1/1/40, Pool #A90764	78,606
69,660	3.794%, 7/1/40, Pool #1B4948(a)	73,040
152,107	5.000%, 7/1/40, Pool #A93070	164,312

		365,953

	Ginnie Mae (0.4%)
45,149	5.000%, 2/15/40, Pool #737037	49,289

	Total Mortgage-Backed Securities (Cost $1,393,588)	1,427,618

MUNICIPAL BONDS (7.5%)

	California (2.3%)
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	241,782
65,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	85,002

		326,784

	Colorado (0.4%)
55,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	55,333

	Connecticut (0.4%)
60,000	State of Connecticut, Public Improvements G.O., Taxable, Series B, 2.551%, 10/15/22	56,376

	Illinois (0.9%)
130,000	State of Illinois, Public Improvements Revenue, Taxable, 2.931%, 6/15/22	125,381

	New Jersey (0.3%)
40,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	38,865

	New York (1.9%)
100,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	93,440

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York — (continued)
$155,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	$171,611

		265,051

	Pennsylvania (0.4%)
70,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	65,460

	Washington (0.3%)
45,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	42,198

	Wisconsin (0.6%)
90,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	82,571

	Total Municipal Bonds (Cost $1,035,766)	1,058,019

U.S. GOVERNMENT AGENCIES (4.0%)

	Fannie Mae (4.0%)
410,000	7.125%, 1/15/30	569,560

	Total U.S. Government Agencies (Cost $577,226)	569,560

U.S. TREASURY BONDS (1.5%)

237,000	3.125%, 2/15/43	212,337

	Total U.S. Treasury Bonds (Cost $210,127)	212,337

U.S. TREASURY NOTES (1.5%)

220,000	1.875%, 6/30/20	218,986

	Total U.S. Treasury Notes (Cost $216,968)	218,986

Shares
PREFERRED STOCKS (1.9%)

	Consumer Discretionary (0.0%)
159	PulteGroup, Inc., 7.375%	3,972

	Financials (1.5%)
1,372	Aegon NV, 7.250%	34,382
2,059	Citigroup Capital XIII, 7.875%	56,561
1,592	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	39,927
1,081	National Retail Properties, Inc., REIT, Series D, 6.625%	24,809
2,286	US Bancorp, Series F, 6.500%	59,413
		215,092
	Telecommunication Services (0.2%)
960	Qwest Corp., 7.000%	23,069
	Utilities (0.2%)
1,375	Dominion Resources, Inc., Series A, 8.375%	35,860
	Total Preferred Stocks (Cost $281,347)	277,993

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

September 30, 2013 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND (1.3%)

184,319	Federated Treasury Obligations Fund, Institutional Shares	$184,319

	Total Money Market Fund (Cost $184,319)	184,319

Total Investments — 101.8% (Cost $14,339,684)		14,429,019
Net Other Assets (Liabilities) — (1.8)%		(260,435)

NET ASSETS — 100.0%		$14,168,584

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents securities purchased on a when-issued basis. At September 30, 2013, total cost of investments purchased on a when-issued basis was $499,476.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2013 (Unaudited)

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Recent Accounting Standards — In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 (“ASU No. 2013-08”) that creates a two-tiered approach to assess whether an entity is an investment company.

ASU No. 2013-08 will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. ASU No. 2013-08 is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of September 30, 2013.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2013 (Unaudited)

— Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2013 there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2013 is as follows:

Investments in Securities	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Equity Income VIF	$17,012,275(a	)	$ —	$—	$17,012,275
Sterling Capital Special Opportunities VIF	29,011,268(a	)	—	—	29,011,268
Sterling Capital Total Return Bond VIF	462,312(b	)	13,966,708(a)	—	14,429,019

(a)	Industries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

3.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a Regulated Investment Company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2013 (Unaudited)

The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2012, the following Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Equity Income VIF	$17,459,184	2016
Sterling Capital Equity Income VIF	3,263,903	2017

At September 30, 2013, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

		Gross Tax	Gross Tax	Net Tax
		Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Sterling Capital Equity Income VIF	$16,223,131	$1,254,431	$(465,287)	$789,144
Sterling Capital Special Opportunities VIF	21,156,281	8,151,712	(296,725)	7,854,987
Sterling Capital Total Return Bond VIF	14,352,864	301,333	(225,178)	76,155

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 11/27/13

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date 11/27/13